13001198

NASDAQ
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

001-35817

Received SEC
APR 01 2013
Washington, DC 20549

CERT NAS

By Electronic Mail

April 1, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

By letter dated February 12, 2013, I advised you that the Exchange had received a Form 8-A from Cancer Genetics, Inc. for registration of its Common Stock, par value $0.0001 per share and the Exchange had approved the security for listing and registration upon official notice of issuance.

Since then, we have been advised that the company wishes to withdraw its application to list the security on the Exchange. Accordingly, we hereby withdraw our earlier certification of approval.

Sincerely,

William Slattery